Warrant liability (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Warrant Liability [Abstract]
Disclosure detailed information about life of warrant liability based on contractual term [Table Text Block]
At Grant Date	July 18, 2024	July 24, 2024	September 24, 2024	September 26, 2024
Share price	$0.01	$0.01	$0.01	$0.06
	($0.02 CAD)	($0.02 CAD)	($0.02 CAD)	($0.08 CAD)
Exercise price	$0.04	$0.04	$0.04	$0.04
	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)
Volatility factor (based on historical volatility)	153%	155%	160%	160%
Risk free interest rate	3.83%	3.77%	2.95%	3.01%
Expected life (in years) of warrant	3	3	3	3
Expected dividend yield	0%	0%	0%	0%

Disclsosure of detailed information about revalued warrant liability with inputs assumptions and results [Table Text Block]
At October 31, 2024	July 18, 2024	July 24, 2024	September 24, 2024	September 26, 2024
Share price	$0.06	$0.06	$0.06	$0.06
	($0.08 CAD)	($0.08 CAD)	($0.08 CAD)	($0.08 CAD)
Exercise price	$0.04	$0.04	$0.04	$0.04
	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)
Volatility factor (based on historical volatility)	156%	156%	154%	155%
Risk free interest rate	3.09%	3.09%	3.09%	3.09%
Expected life (in years) of warrant	3	3	3	3
Expected dividend yield	0%	0%	0%	0%

Disclosure of detailed informaiton about warrants liability and broker warrants activity [Table Text Block]
	Number of	Grant date Fair	Fair value as at	Weighted average
	warrants	value	year end	exercise price
Outstanding at October 31, 2022 and 2023	-	$-	$-	$-
Issued in a private placement (note 13 (b) (iv - vii))	20,762,220	192,300	1,021,991	0.04
Issued for debt settlement (note 13 (b) (vii))	1,333,333	69,304	66,006	0.04
Outstanding at October 31, 2024	22,095,553	$261,604	$1,087,997	$0.04